Discontinued Operations - Loss from discontinued operations (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations
Net sales	€ 646,920	€ 222,985	€ 1,220,421	€ 424,685
Cost of sales, exclusive of depreciation and amortization	(338,345)	(109,399)	(660,964)	(222,467)
Gross profit	308,575	113,585	559,457	202,219
Shipping and payment cost	(101,848)	(33,698)	(187,186)	(63,058)
Marketing expenses	(61,805)	(30,076)	(111,805)	(55,069)
Selling, general and administrative expenses	(144,539)	(48,726)	(319,125)	(104,739)
Depreciation and amortization	(12,348)	(3,929)	(23,857)	(11,057)
Other income (loss), net	1,547	302	(10,823)	(876)
Operating loss	(10,419)	(2,543)	(93,338)	(32,580)
Finance income (costs), net	(1,867)	(1,953)	(2,972)	(3,174)
Loss before income taxes	(12,286)	€ (4,496)	(96,311)	(35,753)
Net income from discontinued operations	5,208		(6,698)
Net cash outflow from operating activities			(29,255)	(32,607)
Net cash outflow from investing activities			(129,803)	(1,708)
Net cash change from financing activities			(23,098)	€ 32,911
THE OUTNET | Discontinued operations
Discontinued Operations
Net sales	57,291		98,270
Cost of sales, exclusive of depreciation and amortization	(30,102)		(58,482)
Gross profit	27,189		39,788
Shipping and payment cost	(10,021)		(17,117)
Marketing expenses	(2,446)		(4,554)
Selling, general and administrative expenses	(9,279)		(23,497)
Depreciation and amortization			(830)
Operating loss	5,443		(6,209)
Finance income (costs), net	(235)		(488)
Loss before income taxes	5,208		(6,697)
Net income from discontinued operations	€ 5,208		(6,697)
Net cash outflow from operating activities			(11,063)
Net cash change from financing activities			€ (2,322)